TAXES - Components of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current tax expense (benefit)
Total Current tax expense (benefit)	$ (25,545)
Deferred tax (benefit)
Total Deferred tax (benefit)	(73,112)	$ (179,413)
Total income tax benefit	(98,657)	(179,413)
PRC
Deferred tax (benefit)
Total Deferred tax (benefit)	340	(29,895)
Hong Kong
Deferred tax (benefit)
Total Deferred tax (benefit)	(65,648)	$ (149,518)
Singapore
Current tax expense (benefit)
Total Current tax expense (benefit)	(25,546)
Deferred tax (benefit)
Total Deferred tax (benefit)	(350)
Japan
Current tax expense (benefit)
Total Current tax expense (benefit)	1
Deferred tax (benefit)
Total Deferred tax (benefit)	$ (7,454)